General and administrative expenses (Details)	12 Months Ended
	Dec. 31, 2025 USD ($) payment	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Analysis of income and expense [abstract]
Short term employee benefits	$ 32,652,000	$ 36,437,000	$ 36,768,000
Share based compensation	71,654,000	62,509,000	47,340,000
Other general and administrative costs (1)	19,100,000	22,102,000	22,147,000
Total employee benefit expenses	123,406,000	$ 121,048,000	$ 106,255,000
Key management personnel compensation, post- employment benefits [Abstract]
Material post retirement benefits for executive offices and directors	$ 0
Key management personnel compensation, post-employment benefits, number of payments | payment	1
Key management personnel compensation, post-employment benefits, amount of salary paid	2 months